Other Income (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Income [Abstract]
Total other income (loss)	€ 146	€ (310)	€ 113	€ (204)